Consolidated Statements of Shareholders' and Total Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total Intrexon Shareholders' Equity (Deficit) [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ (127,734)				$ (127,734)
Beginning balance, shares at Dec. 31, 2010		2,357,494
Stock-based compensation expense	983		983
Exercises of stock options	184		184
Exercises of stock options, shares		75,840
Acquisitions	4,237		4,237
Acquisitions, shares		3,019,294
Contribution of services by shareholder	210		210
Shares issued to nonemployee members of the Board of Directors	9		9
Shares issued to nonemployee members of the Board of Directors, shares		1,265
Accretion of dividends on redeemable convertible preferred shares	(13,868)		(5,623)		(8,245)
Net loss	(85,280)				(85,280)
Ending balance at Dec. 31, 2011	(221,259)				(221,259)
Ending balance, shares at Dec. 31, 2011	5,453,893	5,453,893
Stock-based compensation expense	1,458		1,458
Exercises of stock options	473		473
Exercises of stock options, shares		194,570
Contribution of services by shareholder	1,550		1,550
Shares issued to nonemployee members of the Board of Directors	93		93
Shares issued to nonemployee members of the Board of Directors, shares		13,062
Accretion of dividends on redeemable convertible preferred shares	(21,994)		(3,574)		(18,420)
Net loss	(81,874)				(81,874)
Ending balance at Dec. 31, 2012	(321,553)				(321,553)	(321,553)
Ending balance, shares at Dec. 31, 2012	5,661,525	5,661,525
Shares issued in IPO, value	168,801		168,801			168,801
Shares issued in IPO, shares		11,449,998
Stock-based compensation expense	1,841		1,813			1,813	28
Exercises of stock options and warrant, value	55		51			51	4
Exercises of stock options and warrant, shares		111,450
Contribution of services by shareholder	1,163		1,163			1,163
Shares issued to nonemployee members of the Board of Directors	100		100			100
Shares issued to nonemployee members of the Board of Directors, shares		9,459
Accretion of dividends on redeemable convertible preferred shares	(18,391)		(2,510)		(15,881)	(18,391)
Conversion of redeemable convertible preferred shares, including accrued dividends, to common stock, value	571,898		571,898			571,898
Conversion of redeemable convertible preferred shares, including accrued dividends, to common stock, shares		79,705,130
Settlement of fractional shares from reverse stock split, value	(1)		(1)			(1)
Settlement of fractional shares from reverse stock split, shares		(67)
Adjustments for noncontrolling interest	15,153						15,153
Net loss	(27,890)				(26,776)	(26,776)	(1,114)
Other comprehensive income	32			28		28	4
Ending balance at Sep. 30, 2013	$ 391,208		$ 741,315	$ 28	$ (364,210)	$ 377,133	$ 14,075
Ending balance, shares at Sep. 30, 2013	96,987,495	96,987,495